INSURANCE LIABILITIES AND ANNUITY BENEFITS - Undiscounted and Discounted Expected Gross Premiums and Benefit Payments (Details) - USD ($) $ in Millions	Dec. 31, 2022	Dec. 31, 2021
Long-term care
Liability for Future Policy Benefit, by Product Segment [Line Items]
Undiscounted, expected future gross premiums	$ 7,985	$ 8,173
Undiscounted, expected future benefit payments	65,217	67,516
Discounted, expected future gross premiums	4,918	6,187
Discounted, expected future benefit payments	28,316	40,296
Structured settlement annuities
Liability for Future Policy Benefit, by Product Segment [Line Items]
Undiscounted, expected future benefit payments	19,936	20,666
Discounted, expected future benefit payments	8,860	12,328
Life
Liability for Future Policy Benefit, by Product Segment [Line Items]
Undiscounted, expected future gross premiums	13,754	14,579
Undiscounted, expected future benefit payments	12,020	12,702
Discounted, expected future gross premiums	5,916	8,275
Discounted, expected future benefit payments	$ 5,868	$ 7,923